Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
	Jul. 18, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 shares	Jul. 05, 2022 USD ($) Vessel	Jun. 01, 2022 $ / shares shares
Registered Direct Offering [Abstract]
Shares issued (in shares) | shares				526,916
Piraeus Bank Secured Term Loan [Member]
New Loan Facility with Piraeus Bank [Abstract]
Proceeds from loan facility | $			$ 29,958
Class A Warrant [Member]
Registered Direct Offering [Abstract]
Warrant exercise price (in dollars per share) | $ / shares						$ 1.05
Warrant expiration period				5 years
Common Stock [Member]
Registered Direct Offering [Abstract]
Shares that can be purchased with warrants (in shares) | shares						890,500
Number of securities called by each warrant (in shares) | shares						1
Subsequent Event [Member]
Registered Direct Offering [Abstract]
Shares issued (in shares) | shares	17,000,000
Sales price (in dollars per share) | $ / shares	$ 0.35
Shares that can be purchased with warrants (in shares) | shares	17,000,000
Net proceeds | $	$ 5,330
Acquisition of New Vessel [Abstract]
Purchase price of acquired vessel | $					$ 27,577
Subsequent Event [Member] | Piraeus Bank Secured Term Loan [Member]
New Loan Facility with Piraeus Bank [Abstract]
Proceeds from loan facility | $		$ 31,933
Arrangement fees | $		$ 240
Balance outstanding | $					$ 7,333
Number of vessels covered by loan agreement | Vessel					2
Subsequent Event [Member] | Class A Warrant [Member]
Registered Direct Offering [Abstract]
Warrant exercise price (in dollars per share) | $ / shares	$ 0.35
Warrant expiration period	5 years 6 months
Subsequent Event [Member] | Common Stock [Member]
Registered Direct Offering [Abstract]
Number of securities called by each warrant (in shares) | shares	1